RELATED PARTY (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Repayment to related party	$ 1,000
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Repayment to officer	100
Promissory Note with Related Party | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Repayment to officer	$ 469